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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-00576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(address of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

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               INVESTMENT COMPANY REPORT

ENERGY XXI GULF COAST
Security       29276K101       Meeting Type  SPECIAL
Ticker Symbol  EGC             Meeting Date  06-SEP-2018
ISIN           US29276K1016    Agenda        934865924 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------

1.    ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF        Management  Against   Against
      JUNE 18, 2018, AMONG ENERGY XXI GULF COAST, INC.,
      MLCJR LLC and YHIMONE, INC.
2.    APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE           Management  Against   Against
      COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO
      ENERGY XXI GULF COAST, INC.'S NAMED EXECUTIVE OFFICERS
      THAT IS BASED ON OR OTHERWISE RELATES TO THE PROPOSED
      MERGER.
3.    APPROVE THE ADJOURNMENT OF THE EGC SPECIAL MEETING, IF     Management  Against   Against
      NECESSARY OR APPROPRIATE, TO PERMIT FURTHER SOLICITATION
      OF PROXIES IN FAVOR OF THE PROPOSAL TO ADOPT THE MERGER
      AGREEMENT.



               INVESTMENT COMPANY REPORT


VISKASE COMPANIES, INC.
Security        92831R201          Meeting Type       Annual
Ticker Symbol   VKSC               Meeting Date       19-DEC-2018
ISIN            US92831R2013       Agenda             934904625 - Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------
1.    DIRECTOR                                                   Management
        1   DENISE BARTON                                                    For       For
        2   THOMAS D. DAVIS                                                  For       For
        3   JONATHAN FRATES                                                  For       For
        4   MICHAEL NEVIN                                                    For       For
        5   PETER RECK                                                       For       For
        6   PETER K. SHEA                                                    For       For
2.    AMENDMENT OF OUR AMENDED AND RESTATED CERTIFICATE OF       Management  For       For
      INCORPORATION TO REMOVE THE REQUIREMENT THAT THE
      ISSUANCE OF STOCK BE APPROVED BY THE AFFIRMATIVE VOTE
      OF NO LESS THAT 80% OF THE AUTHORIZED NUMBER OF DIRECTORS
      CONSTITUTING THE BOARD OF DIRECTORS.
3.    AMENDMENT OF OUR AMENDED AND RESTATED CERTIFICATE OF       Management  For       For
      INCORPORATION TO REMOVE THE PROHIBITION ON THE ISSUANCE
      OF NON-VOTING SECURITIES.
4.    AMENDMENT OF OUR AMENDED AND RESTATED CERTIFICATE OF       Management  For       For
      INCORPORATION TO RENOUNCE OUR EXPECTATION OF CORPORATE
      OPPORTUNITY.





               INVESTMENT COMPANY REPORT

WESTROCK COMPANY
Security       96145D105       Meeting Type  ANNUAL
Ticker Symbol  WRK             Meeting Date  01-FEB-2019
ISIN           US96145D1054    Agenda        934914599 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1A.  ELECTION OF DIRECTOR: COLLEEN F. ARNOLD                      Management For      For
1B.  ELECTION OF DIRECTOR: TIMOTHY J. BERNLOHR                    Management For      For
1C.  ELECTION OF DIRECTOR: J. POWELL BROWN                        Management For      For
1D.  ELECTION OF DIRECTOR: MICHAEL E. CAMPBELL                    Management For      For
1E.  ELECTION OF DIRECTOR: TERRELL K. CREWS                       Management For      For
1F.  ELECTION OF DIRECTOR: RUSSELL M. CURREY                      Management For      For
1G.  ELECTION OF DIRECTOR: JOHN A. LUKE, JR.                      Management For      For
1H.  ELECTION OF DIRECTOR: GRACIA C. MARTORE                      Management For      For
1I.  ELECTION OF DIRECTOR: JAMES E. NEVELS                        Management For      For
1J.  ELECTION OF DIRECTOR: TIMOTHY H. POWERS                      Management For      For
1K.  ELECTION OF DIRECTOR: STEVEN C. VOORHEES                     Management For      For
1L.  ELECTION OF DIRECTOR: BETTINA M. WHYTE                       Management For      For
1M.  ELECTION OF DIRECTOR: ALAN D. WILSON                         Management For      For
2.   APPROVAL OF AN AMENDMENT TO THE AMENDED AND RESTATED         Management For      For
     CERTIFICATE OF INCORPORATION OF WRKCO INC., A WHOLLY
     OWNED SUBSIDIARY OF WESTROCK COMPANY.
3.   ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.             Management For      For
4.   RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP.            Management For      For





                           INVESTMENT COMPANY REPORT

GETLINK S.E.
Security       F477AL114     Meeting Type  MIX
Ticker Symbol                Meeting Date  18-APR-2019
ISIN           FR0010533075  Agenda        710593977 - Management

                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------

CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED-
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT YOUR CLIENT REPRESENTATIVE.
CMMT  IN CASE AMENDMENTS OR NEW RESOLUTIONS ARE PRESENTED DURING THE                          Non-Voting
      MEETING, YOUR VOTE WILL DEFAULT TO 'ABSTAIN'. SHARES CAN
      ALTERNATIVELY BE PASSED TO THE CHAIRMAN OR A NAMED THIRD PARTY
      TO VOTE ON ANY SUCH ITEM RAISED.  sHOULD YOU WISH TO PASS CONTROL
      OF YOUR SHARES IN THIS WAY, PLEASE CONTACT YOUR BROADRIDGE CLIENT
      SERVICE REPRESENTATIVE. THANK YOU.
O.1   REVIEW AND APPROVAL OF THE CORPORATE FINANCIAL STATEMENTS FOR THE FINANCIAL             Management For      For
      YEAR ENDED 31 DECEMBER 2018
O.2   ALLOCATION OF INCOME FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2018 -                    Management For      For
      DISTRIBUTION OF THE DIVIDENDS
O.3   REVIEW AND APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FINANCIAL          Management For      For
      YEAR ENDED 31 DECEMBER 2018
O.4   APPROVAL OF THE STATUTORY AUDITORS' SPECIAL REPORT ON THE REGULATED AGREEMENTS          Management For      For
      AND COMMITMENTS REFERRED TO IN ARTICLES L.225-38 AND FOLLOWING OF THE FRENCH
      COMMERCIAL CODE
O.5   AUTHORIZATION GRANTED FOR 18 MONTHS TO THE BOARD OF DIRECTORS TO ALLOW THE COMPANY      Management For      For
      TO REPURCHASE AND TRADE IN ITS OWN SHARES
O.6   RENEWAL OF THE TERM OF OFFICE OF KPMG SA AS PRINCIPAL STATUTORY AUDITOR                 Management For      For
O.7   RENEWAL OF THE TERM OF OFFICE OF MAZARS AS PRINCIPAL STATUTORY AUDITOR                  Management For      For
O.8   ACKNOWLEDGEMENT OF THE END OF THE TERM OF OFFICE OF KPMG AUDIT IS AS DEPUTY             Management For      For
      STATUTORY AUDITOR
O.9   ACKNOWLEDGEMENT OF THE END OF THE TERM OF OFFICE OF MR. HERVE HELIAS AS                 Management For      For
      DEPUTY STATUTORY AUDITOR
O.10  APPROVAL OF THE COMPENSATION DUE OR AWARDED FOR THE FINANCIAL YEAR ENDED 31             Management For      For
      DECEMBER 2018 TO MR. JACQUES GOUNON CHAIRMAN AND CHIEF EXECUTIVE OFFICER
O.11  APPROVAL OF THE COMPENSATION DUE OR AWARDED FOR THE FINANCIAL YEAR ENDED 31             Management For      For
      DECEMBER 2018 TO MR. FRANCOIS GAUTHEY, DEPUTY CHIEF EXECUTIVE OFFICER
O.12  APPROVAL OF THE COMPENSATION POLICY APPLICABLE TO THE CHAIRMAN AND CHIEF                Management For      For
      EXECUTIVE OFFICER
O.13  APPROVAL OF THE COMPENSATION POLICY APPLICABLE TO THE DEPUTY CHIEF EXECUTIVE            Management For      For
      OFFICER
E.14  RENEWAL OF THE DELEGATION OF AUTHORITY GRANTED FOR 26 MONTHS TO THE BOARD OF            Management For      For
      DIRECTORS TO ISSUE COMMON SHARES OF THE COMPANY OR TRANSFERABLE SECURITIES
      GRANTING ACCESS TO COMMON SHARES OF THE COMPANY OR GROUP COMPANIES OF THE COMPANY,
      WITH RETENTION OF THE SHAREHOLDERS' PRE-EMPTIVE SUBSCRIPTION RIGHT
E.15  DELEGATION OF AUTHORITY GRANTED FOR 26 MONTHS TO THE BOARD OF DIRECTORS TO ISSUE        Management For      For
      COMMON SHARES OR TRANSFERABLE SECURITIES GRANTING ACCESS TO THE CAPITAL WITHIN THE
      LIMIT OF 10% OF THE SHARE CAPITAL AS COMPENSATION FOR CONTRIBUTIONS IN KIND RELATING
      TO EQUITY SECURITIES OR TRANSFERABLE SECURITIES GRANTING ACCESS TO THE CAPITAL
E.16  OVERALL LIMITATION OF ISSUE AUTHORIZATIONS WITH OR WITHOUT CANCELLATION OF THE          Management For      For
      PRE-EMPTIVE SUBSCRIPTION RIGHT
E.17  DELEGATION OF AUTHORITY GRANTED FOR 12 MONTHS TO THE BOARD OF DIRECTORS, TO PROCEED     Management For      For
      WITH A FREE COLLECTIVE ALLOTMENT OF SHARES TO ALL NON-EXECUTIVE EMPLOYEES OF THE
      COMPANY AND COMPANIES DIRECTLY OR INDIRECTLY RELATED TO IT WITHIN THE MEANING OF
      ARTICLE L.225-197-2 OF THE FRENCH COMMERCIAL CODE
E.18  LONG-TERM INCENTIVE PROGRAM FOR EXECUTIVE MANAGERS AND EXECUTIVE CORPORATE OFFICERS:    Management For      For
      CREATION OF PREFERRED SHARES CONVERTIBLE INTO COMMON SHARES AFTER A PERIOD OF THREE
      YEARS, SUBJECT TO PREFORMANCE CONDITIONS
E.19  DELEGATION OF AUTHORITY GRANTED FOR 12 MONTHS TO THE BOARD OF DIRECTORS, IN ORDER       Management For      For
      TO ALLOT FREE PREFERENCE SHARES TO CERTAIN EXECUTIVE CORPORATE OFFICERS OF THE
      COMPANY AND ITS SUBSIDIARIES, ENTAILING THE WAIVER BY SHAREHOLDERS OF THEIR
      PRE-EMPTIVE SUBSCRIPTION RIGHT
E.20  AUTHORIZATION GRANTED FOR 18 MONTHS TO THE BOARD OF DIRECTORS TO REDUCE THE             Management For      For
      CAPITAL BY CANCELLING SHARES
E.21  DELEGATION OF AUTHORITY GRANTED FOR 26 MONTHS TO THE BOARD OF DIRECTORS TO PROCEED      Management For      For
      WITH CAPITAL INCREASES WITH CANCELLATION OF THE SHAREHOLDERS' PRE-EMPTIVE
      SUBSCRIPTION RIGHT BY ISSUING COMMON SHARES OR TRANSFERABLE SECURITIES GRANTING
      ACCESS TO THE COMPANY'S CAPITAL, RESERVED FOR EMPLOYEES WHO ARE MEMBERS OF A
      COMPANY SAVINGS PLAN
E.22  AMENDMENT TO ARTICLE 26 OF THE BYLAWS                                                   Management For      For
E.23  AMENDMENT TO THE COMPANY'S BYLAWS - CROSSINGS OF STATUTORY THRESHOLDS                   Management For      For
E.24  DELETION OF HISTORICAL REFERENCES OF THE BYLAWS                                         Management For      For
E.25  POWERS                                                                                  Management For      For
CMMT  27 MAR 2019: PLEASE NOTE THAT THE IMPORTANT ADDITIONAL MEETING INFORMATION IS           Non-Voting
      AVAILABLE BY CLICKING ON THE MATERIAL URL LINK https://www.journal-officiel.gouv.fr/
      publications/balo/pdf/2019/0227/201902271-900383.pdf: PLEASE NOTE THAT THIS IS A
      REVISION DUE TO ADDITION OF URL LINK. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
      DO NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.





                INVESTMENT COMPANY REPORT

INGEVITY CORPORATION
Security       45688C107       Meeting Type  ANNUAL
Ticker Symbol  NGVT            Meeting Date  25-APR-2019
ISIN           US45688C1071    Agenda        934938676 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.1  ELECTION OF DIRECTOR: JEAN S. BLACKWELL                      Management For      For
1.2  ELECTION OF DIRECTOR: LUIS FERNANDEZ-MORENO                  Management For      For
1.3  ELECTION OF DIRECTOR: J. MICHAEL FITZPATRICK                 Management For      For
1.4  ELECTION OF DIRECTOR: DIANE H. GULYAS                        Management For      For
1.5  ELECTION OF DIRECTOR: RICHARD B. KELSON                      Management For      For
1.6  ELECTION OF DIRECTOR: FREDERICK J. LYNCH                     Management For      For
1.7  ELECTION OF DIRECTOR: KAREN G. NARWOLD                       Management For      For
1.8  ELECTION OF DIRECTOR: DANIEL F. SANSONE                      Management For      For
1.9  ELECTION OF DIRECTOR: D. MICHAEL WILSON                      Management For      For
2.   APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF THE         Management For      For
     COMPENSATION PAID TO INGEVITY'S NAMED EXECUTIVE OFFICERS
     ("SAY-ON-PAY")
3.   RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSE COOPERS   Management For      For
     LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     FOR FISCAL 2019.
4.   APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND        Management Against  Against
     RESTATED CERTFICATED OF INCORPORATION (THE "CERTIFICATE")
     TO ELIMINATE THE SUPERMAJORITY VOTE REQUIREMENTS WITH
     RESPECT TO CERTAIN CERTIFICATE AND BYLAW AMENDMENTS BY
     STOCKHOLDERS, AND TO REMOVE CERTAIN OBSOLETE PROVISIONS.





                 INVESTMENT COMPANY REPORT

KEY ENERGY INC.
Security       49309J103       Meeting Type  ANNUAL
Ticker Symbol  KEG             Meeting Date  01-MAY-2019
ISIN           US49309J1034    Agenda        9349939200 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.1  ELECTION OF DIRECTOR: ROBERT J. SALTIEL                      Management For      For
1.2  ELECTION OF DIRECTOR: SHERMAN K. EDMISTON, III               Management For      For
1.3  ELECTION OF DIRECTOR: STEVEN H. PRUITT                       Management For      For
1.4  ELECTION OF DIRECTOR: SCOTT D. VOGEL                         Management For      For
2.   TO APPROVE OUR 2019 EQUITY AND CASH INCENTIVE PLAN           Management For      For
3.   TO RATIFY APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD    Management For      For
     OF DIRECTORS OF GRANT THORNTON LLP, AN INDEPENDENT
     REGISTERED PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S
     INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER
     31, 2019.
4.   TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE    Management For      For
     COMPANY'S NAMED EXECUTIVE OFFICERS.
5.   TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE FREQUENCY   Management 1 year   For
     OF THE NAMED EXECUTIVE OFFICER COMPENSATION ADVISORY VOTE.





                INVESTMENT COMPANY REPORT

TALOS ENERGY INC.
Security       87484T108       Meeting Type  ANNUAL
Ticker Symbol  TALO            Meeting Date  06-MAY-2019
ISIN           US87484T1088    Agenda        934982770 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.1  ELECTION OF CLASS I DIRECTOR: CHARLES M. SLEDGE              Management For      For
1.2  ELECTION OF CLASS I DIRECTOR: ROBERT M. TICHIO               Management For      For
1.3  ELECTION OF CLASS I DIRECTOR: OLIVIA C. WASSENAAR            Management For      For
2.   PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP      Management For      For
     AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
     FISCAL YEAR ENDING DECEMBER 31, 2019.
3.   PROPOSAL TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE    Management For      For
     COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION FOR THE
     FISCAL YEAR ENDED DECEMBER 31, 2018.
4.   PROPOSAL TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE    Management 1 Year   For
     FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPANY'S NAMED
     EXECUTIVE OFFICER COMPENSATION.




                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  ANNUAL
Ticker Symbol  NL              Meeting Date  16-MAY-2019
ISIN           US6291564077    Agenda        934955482 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   LORETTA J. FEEHAN                                                For       For
        2   ROBERT D. GRAHAM                                                 For       For
        3   JOHN E. HARPER                                                   For       For
        4   MEREDITH W. MENDES                                               For       For
        5   CECIL H. MOORE, JR.                                              For       For
        6   THOMAS P. STAFFORD                                               For       For
2.    NONBINDING ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION   Management For       For





                INVESTMENT COMPANY REPORT

SILVERBOW RESOURCES, INC.
Security       82836G102       Meeting Type  Annual
Ticker Symbol  SBOW            Meeting Date  21-May-2019
ISIN           US82836G1022    Agenda        935000810 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   DAVID GEENBERG                                                   For       For
        2   MARCUS C. ROWLAND                                                For       For
        3   SEAN C. WOOLVERTON                                               For       For
2.    THE APPROVAL OF THE COMPENSATION OF SILVERBOW RESOURCES'    Management For       For
      NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY
      STATEMENT.
3.    THE APPROVAL OF THE ONE-TIME EXCHANGE OF CERTAIN EQUITY     Management For       For
      AWARDS GRANTED TO EXECUTIVES IN AUGUST 2018.
4.    THE APPROVAL OF THE SECOND AMENDMENT TO THE 2016 EQUITY     Management For       For
      INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON
      STOCK AVAILABLE FOR ISSUANCE UNDER THE 2016 PLAN.
5.    THE RATIFICATION OF THE SELECTION OF BDO USA, LLP AS        Management For       For
      SILVERBOW RESOURCES' INDEPENDENT AUDITOR FOR THE FISCAL
      YEAR ENDING DECEMBER 31, 2019.





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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date JULY 24, 2019
   * Print the name and title of each signing officer under his or her signature By the Commission